As filed with the Securities and Exchange Commission on or about
December 27, 2001

                                        Securities Act Registration No. 33-42773
                                Investment Company Act Registration No. 811-6409


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [   ]
         Pre-Effective Amendment No.                                     [   ]
                                     ------
         Post-Effective Amendment No.   21                               [ X ]
                                      ------
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [   ]
         Amendment No.   22                                              [ X ]
                       -------
                          (Check appropriate box or boxes)

                   STRONG SHORT-TERM MUNICIPAL BOND FUND, INC.
              (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
    Menomonee Falls, Wisconsin                                            53051
(Address of Principal Executive Offices)                              (Zip Code)
       Registrant's Telephone Number, including Area Code: (414) 359-3400

                                Richard W. Smirl
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)


         It  is  proposed  that  this  filing  will  become   effective   (check
appropriate box).

      [ X ]  immediately  upon filing  pursuant to paragraph (b) of Rule 485
      [   ]  on (date) pursuant to paragraph (b) of Rule 485
      [   ]  60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
      [   ]  on (date) pursuant to paragraph (a)(1) of Rule 485
      [   ]  75 days after filing pursuant to paragraph  (a)(2) of Rule 485
      [   ] on (date) pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

      [   ]  this  post-effective  amendment  designates  a new effective date for a previously filed  post-effective amendment.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 27th day of December, 2001.

                                     STRONG SHORT-TERM MUNICIPAL BOND FUND, INC.
                                     (Registrant)


                       By: /s/ Richard W. Smirl
                          -----------------------------------------------------
                          Richard W. Smirl, Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

                     NAME                                          TITLE                              DATED
                                                                                                      AS OF



                                                    Chairman of the Board (Principal Executive
                                                    Officer) and a Director                         December 27, 2001
-----------------------------------------------
Richard S. Strong*

                                                    Treasurer (Principal Financial and
/s/ John W. Widmer                                  Accounting Officer)                             December 27, 2001
-----------------------------------------------
John W. Widmer


                                                    Director                                        December 27, 2001
-----------------------------------------------
Marvin E. Nevins*


                                                    Director                                        December 27, 2001
-----------------------------------------------
Willie D. Davis*


                                                    Director                                        December 27, 2001
-----------------------------------------------
William F. Vogt*


                                                    Director                                        December 27, 2001
-----------------------------------------------
Stanley Kritzik*


                                                    Director                                        December 27, 2001
-----------------------------------------------
Neal Malicky*


* Gilbert L. Southwell III signs this document pursuant to the power of attorney filed with this Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A.

                                 By: /s/ Gilbert L. Southwell III
                                ----------------------------------------------
                                   Gilbert L. Southwell III

                                  EXHIBIT INDEX

                                                                                                         EDGAR
  EXHIBIT NO.                                         EXHIBIT                                         EXHIBIT NO.
  -----------                                         -------                                         ----------

(a.3)             Amendment to Articles of Incorporation effective October 18, 2001                EX-99.a3
(h)               Transfer and Dividend Disbursing Agent Agreement                                 EX-99.h
(h.1)             Investor Class Administration Agreement                                          EX-99.h1
(n)               Amended and Restated Rule 18f-3 Multiple Class Plan                              EX-99.n
(q)               Power of Attorney dated December 27, 2001                                        EX-99.q
